Condensed Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash	$ 283,101	$ 88,277
Prepaid expenses	219,102	1,372
Total current assets	502,203	89,649
Deferred offering costs		368,802
Marketable Securities held in Trust Account	119,917,674
Total Assets	120,419,877	458,451
Current liabilities:
Accounts payable	57,745
Accrued expenses	28,111
Accrued expenses – related party	5,000
Accrued offering costs	70,000	142,138
Promissory note – related party		300,000
Total current liabilities	160,856	442,138
Deferred underwriting fee payable	3,450,000
Total Liabilities	3,610,856	442,138
Commitments and Contingencies (Note 6)
Shareholders’ Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Additional paid-in capital		24,712
Subscription receivable		(206)
Accumulated deficit	(3,009,214)	(8,687)
Total Shareholders’ Equity (Deficit)	(3,008,653)	16,313
Total Liabilities and Shareholders’ Equity (Deficit)	120,419,877	458,451
Class A Ordinary Shares
Current liabilities:
Class A ordinary shares subject to possible redemption, $0.0001 par value, 11,500,000 shares at redemption value of $10.42 and $0 per share as of June 30, 2023 and December 31, 2022, respectively	119,817,674
Shareholders’ Equity:
Ordinary shares, value	67
Class B Ordinary Shares
Shareholders’ Equity:
Ordinary shares, value	$ 494	$ 494	[1]

[1]	Includes up to 643,777 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 5). The underwriters exercised their over-allotment option in full on February 14, 2023; thus, no ordinary shares remain subject to forfeiture as of February 14, 2023 (see Note 6).